Exhibit 99.1

World Omni Auto Receivables Trust 2026-A

Monthly Servicer Certificate

July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	997,791,799.17	39,121
Yield Supplement Overcollateralization Amount 06/30/26	54,383,457.75	0
Receivables Balance 06/30/26	1,052,175,256.92	39,121
Principal Payments	38,221,396.98	924
Defaulted Receivables	1,749,713.56	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	51,705,599.25	0
Pool Balance at 07/31/26	960,498,547.13	38,142

Pool Statistics	$ Amount	# of Accounts
Pool Factor	77.35%
Prepayment ABS Speed	1.79%
Aggregate Starting Principal Balance	1,308,658,050.62	46,370

Delinquent Receivables:
Past Due 31-60 days	10,145,365.88	460
Past Due 61-90 days	3,721,460.78	133
Past Due 91-120 days	942,050.22	31
Past Due 121+ days	0.00	0
Total	14,808,876.88	624

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	947,742.06
Aggregate Net Losses/(Gains) - July 2026	801,971.50
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.91%
Prior Net Losses/(Gains) Ratio	0.62%
Second Prior Net Losses/(Gains) Ratio	0.64%
Third Prior Net Losses/(Gains) Ratio	0.49%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	8,644,486.92
Actual Overcollateralization	8,644,486.92
Weighted Average Contract Rate	5.89%
Weighted Average Contract Rate, Yield Adjusted	8.40%
Weighted Average Remaining Term	56.25

Flow of Funds	$ Amount
Collections	44,331,462.86
Investment Earnings on Cash Accounts	18,521.71
Servicing Fee	(876,812.71)
Transfer to Collection Account	-
Available Funds	43,473,171.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,028,981.21
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	128,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	9,763,125.85
(6) Class C Interest	67,398.33
(7) Noteholders' Third Priority Principal Distributable Amount	18,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,644,486.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,290,531.55

Total Distributions of Available Funds	43,473,171.86

Servicing Fee	876,812.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,181,210,000.00
Original Class B	37,110,000.00
Original Class C	18,550,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	988,811,672.98
Principal Paid	36,957,612.77
Note Balance @ 08/17/26	951,854,060.21

Class A-1
Note Balance @ 07/15/26	18,441,672.98
Principal Paid	18,441,672.98
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	291,000,000.00
Principal Paid	12,952,255.96
Note Balance @ 08/17/26	278,047,744.04
Note Factor @ 08/17/26	95.5490529%

Class A-2b
Note Balance @ 07/15/26	125,000,000.00
Principal Paid	5,563,683.83
Note Balance @ 08/17/26	119,436,316.17
Note Factor @ 08/17/26	95.5490529%

Class A-3
Note Balance @ 07/15/26	416,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	416,000,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-4
Note Balance @ 07/15/26	82,710,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	82,710,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	37,110,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	37,110,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	18,550,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	18,550,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,225,027.54
Total Principal Paid	36,957,612.77
Total Paid	40,182,640.31

Class A-1
Coupon	3.81800%
Interest Paid	64,542.78
Principal Paid	18,441,672.98
Total Paid to A-1 Holders	18,506,215.76

Class A-2a
Coupon	3.71000%
Interest Paid	899,675.00
Principal Paid	12,952,255.96
Total Paid to A-2a Holders	13,851,930.96

Class A-2b
SOFR Rate	3.62539%
Coupon	3.93539%
Interest Paid	450,930.10
Principal Paid	5,563,683.83
Total Paid to A-2b Holders	6,014,613.93

Class A-3
Coupon	3.86000%
Interest Paid	1,338,133.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,338,133.33

Class A-4
Coupon	4.00000%
Interest Paid	275,700.00
Principal Paid	0.00
Total Paid to A-4 Holders	275,700.00

Class B
Coupon	4.16000%
Interest Paid	128,648.00
Principal Paid	0.00
Total Paid to B Holders	128,648.00

Class C
Coupon	4.36000%
Interest Paid	67,398.33
Principal Paid	0.00
Total Paid to C Holders	67,398.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6074103
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.8799492
Total Distribution Amount	32.4873595

A-1 Interest Distribution Amount	0.2421868
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	69.1995234
Total A-1 Distribution Amount	69.4417102

A-2a Interest Distribution Amount	3.0916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	44.5094707
Total A-2a Distribution Amount	47.6011374

A-2b Interest Distribution Amount	3.6074408
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	44.5094706
Total A-2b Distribution Amount	48.1169114

A-3 Interest Distribution Amount	3.2166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2166667

A-4 Interest Distribution Amount	3.3333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3333333

B Interest Distribution Amount	3.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4666667

C Interest Distribution Amount	3.6333332
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6333332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	264.17
Noteholders' Third Priority Principal Distributable Amount	501.93
Noteholders' Principal Distributable Amount	233.90

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	3,092,175.03
Investment Earnings	9,313.98
Investment Earnings Paid	(9,313.98)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,092,175.03
Change	-

Required Reserve Amount	3,092,175.03